Provisions for Impairment of Financial Assets - Schedule of Changes in Provision for Loan Losses Recorded on the Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions released
Credit risk provisions	$ 328,266	$ 346,980	$ 269,261
Provisions for loan losses [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(1,290,571)
Charge to income for provisions used	962,305
Provisions released
Recovery of loans previously charged-off	48,468
Net charge to income	(279,798)
Provisions for loan losses [member] | Interbank loans [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(344)	(226)	(307)
Charge to income for provisions used	131	209	286
Provisions released
Net charge to income	(213)	(17)	(21)
Provisions for loan losses [member] | Financial instruments at FVTOCI [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(25)
Charge to income for provisions used	411
Provisions released
Net charge to income	386
Provisions for loan losses [member] | Financial Instruments at amortized cost [member]
Disclosure of financial assets [line items]
Charge to income for provisions used	50
Provisions released
Net charge to income	50
Provisions for loan losses [member] | Contingent loans [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(14,511)
Charge to income for provisions used	28,354
Provisions released
Net charge to income	13,843
Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established		(819,494)	(674,341)
Charge to income for provisions used		472,514	405,080
Provisions released
Recovery of loans previously charged-off		31,563	23,271
Net charge to income		(315,417)	(245,990)
Individually assessed for credit losses [member] | Provisions for loan losses [member] | Interbank loans [member]
Disclosure of financial assets [line items]
(Loss) for provisions established		(226)	(307)
Charge to income for provisions used		209	286
Individually assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established		(338,927)	(388,044)
Charge to income for provisions used		302,713	251,868
Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established		(480,567)	(286,297)
Charge to income for provisions used		169,801	153,212
Commercial loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(634,886)
Charge to income for provisions used	474,192
Provisions released
Recovery of loans previously charged-off	19,921
Net charge to income	(140,773)
Commercial loans [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established		(442,872)	(436,955)
Charge to income for provisions used		336,042	273,824
Provisions released
Recovery of loans previously charged-off		13,236	8,898
Net charge to income		(93,594)	(154,233)
Commercial loans [member] | Individually assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established		(338,701)	(387,737)
Charge to income for provisions used		302,504	251,582
Commercial loans [member] | Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established		(104,171)	(49,218)
Charge to income for provisions used		33,538	22,242
Mortgage loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(78,185)
Charge to income for provisions used	78,873
Provisions released
Recovery of loans previously charged-off	2,588
Net charge to income	3,276
Mortgage loans [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established		(63,699)	(38,837)
Charge to income for provisions used		31,310	34,589
Provisions released
Recovery of loans previously charged-off		1,908	1,285
Net charge to income		(30,481)	(2,963)
Mortgage loans [member] | Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established		(63,699)	(38,837)
Charge to income for provisions used		31,310	34,589
Consumer loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(562,620)
Charge to income for provisions used	380,294
Provisions released
Recovery of loans previously charged-off	25,959
Net charge to income	$ (156,367)
Consumer loans [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established		(312,697)	(198,242)
Charge to income for provisions used		104,953	96,381
Provisions released
Recovery of loans previously charged-off		16,419	13,088
Net charge to income		(191,325)	(88,773)
Consumer loans [member] | Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established		(312,697)	(198,242)
Charge to income for provisions used		$ 104,953	$ 96,381